SP MidCap 400 Pure Growth Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.12%	10.41%		8.04%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	16.15%	8.69%		6.37%
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	6.09%		4.31%
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.80%	5.89%		4.32%